Offerings	Sep. 17, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Other
Security Class Title	Common Shares, Warrants, Units, Debt Securities Subscription Receipts
Maximum Aggregate Offering Price	$ 577,700,751.01
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 577,700,751.01
Amount of Registration Fee	$ 88,445.98
Offering Note	There are being registered under this Registration Statement such indeterminate number of common shares, warrants, units, debt securities and subscription receipts of the Registrant, and a combination of such securities, separately or as units, as may be sold by the Registrant from time to time, which collectively shall have an aggregate initial offering price not to exceed USD$577,700,751.01 (converted from CAD$800,000,000 at an exchange rate of USD$1.00 = CAD$1.3848, which was the daily average exchange rate reported by the Bank of Canada on September 12, 2025). The securities registered hereunder also include such indeterminate number of each class of identified securities as may be issued upon conversion, exercise or exchange of any other securities that provide for such conversion into, exercise for or exchange into such securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the common shares being registered hereunder include such indeterminate number of common shares as may be issuable with respect to the common shares being registered hereunder as a result of stock splits, stock dividends, distributions or similar transactions. The proposed maximum initial offering price per security will be determined, from time to time, by the Registrant in connection with the sale of the securities under this Registration Statement. The Registrant previously paid USD$72,134.24 in registration fees (which included a USD$39,041.42 fee offset as described in Table 2 in Exhibit 107 of the Form F-10 filed July 31, 2025) in connection with the initial filing of this Registration Statement, which had an aggregate initial offering amount of USD$726,163,677.29 (converted from CAD$1,000,000,000 at an exchange rate of USD$1.00 = CAD$1.3771, which was the daily average exchange rate reported by the Bank of Canada on July 29, 2025). Pursuant to this Amendment No. 1 to the Registration Statement, the Registrant has decreased the aggregate offering amount by CAD$200,000,000, or USD$148,462,926.28. Accordingly, the Registrant is not required to pay any additional registration fees in connection with filing this Amendment No. 1 to the Registration Statement. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) of the Securities Act.